Taxes on Income - Schedule of Deferred Income Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Deferred Income Taxes [Abstract]
Research and development expenses, which are recognized for tax purposes over three years	$ 87	$ 95
Carryforward tax losses, see (2) below	880	1,134
Other	21	7
Less - valuation allowance, see (2) below	(880)	(1,134)
Deferred income taxes	$ 108	$ 102